Acquisitions, Investments And Disposals (Tables)	12 Months Ended
Jan. 31, 2012
Acquisitions, Investments And Disposals [Abstract]
Net Income Or Losses Related To Discontinued Operations, Including Gain And (Losses) Upon Disposition

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Germany	$(67)	$1,041	$—
Seiyu	—	(7)	(79)

	$(67)	$1,034	$(79)